Related Party Transactions (Detail) - Summary of Related Party Transactions - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Individuals [Member]
Related Party Transaction [Line Items]
Owed to balance	£ (22,908)		£ (532,073)
Related Individuals [Member] | Ali Bouzarif [Member] | Revenue Share [Member]
Related Party Transaction [Line Items]
Nature of RPT	Revenue share		Revenue share
Transaction value	£ (335,337)	£ (400,772)	£ (532,073)
Owed to balance	(22,908)		(532,073)
Associates and JVs [Member]
Related Party Transaction [Line Items]
Owed to balance	(827,159)		(749,005)
Owed by balance	£ 5,472,090		5,771,801
Associates and JVs [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Owed to balance			(749,005)	£ (219,998)
Associates and JVs [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Owed by balance			£ 5,771,802	4,669,533
Associates and JVs [Member] | Non-Executive Director of a trading subsidiary [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value				(4,000)
Owed to balance				(2,000)
Associates and JVs [Member] | Queensgate Investments 1 Sarl [Member] | Loan Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Loan payable
Owed to balance	£ (5,625)		£ (5,625)
Associates and JVs [Member] | Queensgate Investments 1 Sarl [Member] | Loan Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan payable
Owed to balance			£ (5,625)
Associates and JVs [Member] | Queensgate Investments II GP LLP [Member] | Loan Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Loan payable
Owed to balance	£ (178,149)		£ (178,149)
Associates and JVs [Member] | Queensgate Investments II GP LLP [Member] | Loan Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan payable
Owed to balance			£ (178,149)	(178,149)
Associates and JVs [Member] | Alvarium Wealth (NZ) Limited [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Owed to balance			£ (34,113)
Associates and JVs [Member] | Alvarium Wealth (NZ) Limited [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ (60,378)
Owed to balance			(34,113)
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Owed to balance			£ (137,497)
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ (137,497)	(349,094)
Owed to balance			(137,497)
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value		38,538
Owed by balance			£ 85,565
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 85,565	777
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Owed by balance			£ 1,434,572
Associates and JVs [Member] | Alvarium Investments (NZ) Limited [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (20,873)	920,371	£ 1,959,775
Owed by balance			1,434,572	1,508,012
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Owed to balance			£ (233,663)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ (562,888)	(15,519)
Owed to balance			£ (170,278)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Loan Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan payable
Transaction value					180,000
Owed to balance			£ (63,385)	(63,385)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Expenses Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses payable
Owed to balance			£ (16)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Expenses Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses payable
Transaction value			£ 218
Owed to balance			(16)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Owed by balance			£ 15,881
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value		12,523
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Expenses Receivable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed to balance				(52,376)
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 13,694
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Owed by balance			£ 10,000
Associates and JVs [Member] | Alvarium Capital Partners Limited [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 10,000
Owed by balance			£ 12,187
Associates and JVs [Member] | Alvarium Investment Managers (Suisse) [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Transaction value	£ (74,016)
Owed to balance	£ (24,568)
Associates and JVs [Member] | Alvarium Investment Managers (Suisse) [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ (55,623)	23,252	(83,315)
Owed to balance				(33,124)
Associates and JVs [Member] | Alvarium Investment Managers (Suisse) [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 17,226	1,497
Owed by balance	£ 21,436		£ 9,115
Associates and JVs [Member] | Alvarium Investment Managers (Suisse) [Member] | Expenses Receivable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance				4,284
Associates and JVs [Member] | Alvarium Investment Managers (Suisse) [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 9,115
Associates and JVs [Member] | Cresco Capital Advisors LLP [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Transaction value	£ 18,000	18,000
Owed to balance			£ (7,200)
Associates and JVs [Member] | Cresco Capital Advisors LLP [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ 18,000
Owed to balance			£ (7,200)
Associates and JVs [Member] | Cresco Capital Advisors LLP [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 24,000	24,000	31,250
Owed by balance				7,200
Associates and JVs [Member] | Pointwise Partners [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees payable
Transaction value	£ (1,360,302)	(874,101)
Owed to balance	£ (618,817)		£ (152,742)
Associates and JVs [Member] | Pointwise Partners [Member] | Fees Payable [Member] | Owed To [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value			£ (152,742)
Owed to balance			(152,742)
Associates and JVs [Member] | Pointwise Partners [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 42,347	29,645
Owed by balance	£ 231,386		189,041
Associates and JVs [Member] | Pointwise Partners [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Transaction value	£ 976,461	934,705
Owed by balance	£ 2,726,658		£ 1,750,197
Associates and JVs [Member] | Pointwise Partners [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ 972,157	778,040
Owed by balance			1,750,197	778,040
Associates and JVs [Member] | Pointwise Partners [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Transaction value	£ 156,418	64,105
Owed by balance	£ 182,708		£ 24,022
Associates and JVs [Member] | Pointwise Partners [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 213,063
Owed by balance			213,063
Associates and JVs [Member] | Alvarium Core Partners LLP [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 2,488	2,590
Owed by balance	£ 7,570		£ 5,081
Associates and JVs [Member] | Alvarium Core Partners LLP [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 5,081	1,605
Associates and JVs [Member] | Alvarium Core Partners LLP [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value				435,000	403,000
Associates and JVs [Member] | Alvarium Investments (Aus) Pty Ltd [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 30,965
Owed by balance	£ 32,013		£ 1,048
Associates and JVs [Member] | Alvarium Investments (Aus) Pty Ltd [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 1,048	404
Associates and JVs [Member] | Alvarium Investments (Aus) Pty Ltd [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Transaction value	£ 114,574	26,342
Owed by balance	£ 560,095		£ 445,342
Associates and JVs [Member] | Alvarium Investments (Aus) Pty Ltd [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (4,906)
Owed by balance			445,342	450,248
Associates and JVs [Member] | Alvarium Osesam [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 87,739	77,050
Owed by balance	£ 147,093		£ 53,545
Associates and JVs [Member] | Alvarium Osesam [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 53,545	43,834
Associates and JVs [Member] | Bluestar Advisors [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 2,239	748
Owed by balance	£ 3,404		£ 1,256
Associates and JVs [Member] | Bluestar Advisors [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 1,256	192
Associates and JVs [Member] | Bluestar Advisors [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Transaction value	£ 7,500	7,500
Owed by balance	£ 9,000
Associates and JVs [Member] | Bluestar Diamond Limited [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 56,000
Associates and JVs [Member] | Casteel Capital LLP [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 2,697	1,002
Owed by balance	£ 283		£ 2,534
Associates and JVs [Member] | Casteel Capital LLP [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 2,534	32,493
Associates and JVs [Member] | Casteel Capital LLP [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Transaction value	£ 37,800	37,800
Owed by balance	£ 37,800		£ 5,170
Associates and JVs [Member] | Casteel Capital LLP [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 5,170
Owed by balance			5,170
Associates and JVs [Member] | CRE S.a.r.l [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Owed by balance	£ 6,785		£ 6,498
Associates and JVs [Member] | CRE S.a.r.l [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 6,498	6,910
Associates and JVs [Member] | CRE S.a.r.l [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Transaction value	£ 15,033	75,038
Owed by balance			£ 9,933
Associates and JVs [Member] | CRE S.a.r.l [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 21,103	44,340	151,710
Owed by balance			9,933	5,325
Associates and JVs [Member] | Cresco Capital Urban Yurt Holdings 2 Sarl [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Owed by balance	£ 1,829		£ 1,752
Associates and JVs [Member] | Cresco Capital Urban Yurt Holdings 2 Sarl [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 1,752	1,863
Associates and JVs [Member] | Cresco Immobilien Verwaltungs [Member]
Related Party Transaction [Line Items]
Transaction value	23,923	24,270
Owed by balance	£ 139,393		£ 109,744
Associates and JVs [Member] | Cresco Immobilien Verwaltungs [Member] | Loan Interest [Member]
Related Party Transaction [Line Items]
Nature of RPT	Loan interest
Associates and JVs [Member] | Cresco Immobilien Verwaltungs [Member] | Loan Interest [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan interest
Transaction value			£ 56,394	30,265	26,855
Owed by balance			109,744	80,499
Associates and JVs [Member] | Cresco Immobilien Verwaltungs [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Owed by balance	£ 414,522		£ 396,990
Associates and JVs [Member] | Cresco Immobilien Verwaltungs [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ 26,593	55,431
Owed by balance			396,990	399,642
Associates and JVs [Member] | Cresco Urban Yurt Sarl [Member]
Related Party Transaction [Line Items]
Transaction value	1,571	(16,382)
Owed by balance	£ 2,673		£ 1,000
Associates and JVs [Member] | Cresco Urban Yurt Sarl [Member] | Loan Interest [Member]
Related Party Transaction [Line Items]
Nature of RPT	Loan interest
Associates and JVs [Member] | Cresco Urban Yurt Sarl [Member] | Loan Interest [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan interest
Transaction value			£ 2,708	3,342	3,298
Owed by balance			1,000	15,294
Associates and JVs [Member] | Cresco Urban Yurt Sarl [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Transaction value		(14,546)
Owed by balance	£ 29,033		£ 27,805
Associates and JVs [Member] | Cresco Urban Yurt Sarl [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (31,192)
Owed by balance			£ 27,805	44,703
Associates and JVs [Member] | Cresco Urban Yurt SLP [Member] | Loan Interest [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan interest
Transaction value			£ 2,878	5,704	5,628
Owed by balance				18,420
Associates and JVs [Member] | Cresco Urban Yurt SLP [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (89,944)
Owed by balance				71,524
Associates and JVs [Member] | Hadley DM Services Limited [Member]
Related Party Transaction [Line Items]
Transaction value	(18,604)	23,327
Owed by balance	£ 99,588		£ 118,192
Associates and JVs [Member] | Hadley DM Services Limited [Member] | Loan Interest [Member]
Related Party Transaction [Line Items]
Nature of RPT	Loan interest
Associates and JVs [Member] | Hadley DM Services Limited [Member] | Loan Interest [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan interest
Transaction value			£ 32,665	60,385
Owed by balance			118,192	85,527	68,166
Associates and JVs [Member] | Hadley DM Services Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Transaction value	£ (168,896)	(62,607)
Owed by balance	£ 530,000		£ 698,896
Associates and JVs [Member] | Hadley DM Services Limited [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (62,606)	(258,079)
Owed by balance			£ 698,896	761,502
Associates and JVs [Member] | Hadley Property Group Limited [Member] | Loan Interest [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan interest
Transaction value				3,671
Owed by balance				29,413	4,000
Associates and JVs [Member] | Hadley Property Group Limited [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Owed by balance				40,000
Associates and JVs [Member] | NZ PropCo [Member] | Fees Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Fees receivable
Owed by balance			£ 100,985
Associates and JVs [Member] | NZ PropCo [Member] | Fees Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees receivable
Transaction value			£ 100,985
Owed by balance			100,985
Associates and JVs [Member] | Osprey Equity Partners Limited [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 21,013	7,080
Owed by balance	£ 28,138		£ 7,125
Associates and JVs [Member] | Osprey Equity Partners Limited [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 7,125
Associates and JVs [Member] | Osprey Equity Partners Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable
Transaction value		77,000
Owed by balance	£ 259,246		£ 259,246
Associates and JVs [Member] | Osprey Equity Partners Limited [Member] | Loan Receivable | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Loan receivable
Transaction value			£ (26,479)	222,224
Owed by balance			259,246	285,724	63,500
Associates and JVs [Member] | Queensgate Investments LLP [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable
Transaction value	£ 171	705
Owed by balance	1,437		£ 1,266
Associates and JVs [Member] | Queensgate Investments LLP [Member] | Expenses Receivable [Member] | Owed By [Member]
Related Party Transaction [Line Items]
Nature of RPT			Expenses receivable
Owed by balance			£ 1,261	382
Other Entities [Member]
Related Party Transaction [Line Items]
Owed from balance			1,122,050	582,998
Other Entities [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Owed from balance	£ 1,105,491		£ 1,126,491
Other Entities [Member] | LJ Maple Duke Holdings Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable		Loan receivable
Owed from balance	£ 285,000		£ 285,000	285,000
Other Entities [Member] | LJ Maple St Johns Wood Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		75,510	£ 75,510
Owed from balance	£ 75,510		£ 75,510
Other Entities [Member] | LJ Maple St Johns Wood Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable		Loan receivable
Owed from balance	£ 183,306		£ 183,306	183,306
Other Entities [Member] | LJ Maple Kensington Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		41,699	£ 41,699
Owed from balance	£ 41,699		£ 41,699
Other Entities [Member] | LJ Maple Kensington Limited [Member] | Loan Receivable
Related Party Transaction [Line Items]
Nature of RPT	Loan receivable		Loan receivable
Owed from balance	£ 23,020		£ 23,020	23,020
Other Entities [Member] | LJ Maple Belgravia Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		3,430	£ 3,430
Owed from balance	£ 3,430		£ 3,430
Other Entities [Member] | LJ Maple Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		119,119	£ 42,367
Owed from balance	£ 119,119		£ 119,119	76,752
Other Entities [Member] | LJ Maple Abbey Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		85,850	£ 85,850
Owed from balance	£ 85,850		£ 85,850
Other Entities [Member] | LJ Maple Chelsea Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		119,010	£ 119,010
Owed from balance	£ 119,010		£ 119,010
Other Entities [Member] | LJ Maple Hill Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		136,567	£ 136,567
Owed from balance	£ 136,567		£ 136,567
Other Entities [Member] | LJ Maple Tofty Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		231,186	£ 231,186
Owed from balance	£ 231,186		231,186
Other Entities [Member] | LJ Maple Kew Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances
Transaction value		4,441
Owed from balance	£ 4,441		£ 4,441
Other Entities [Member] | LJ Maple Nine Elms Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		(108,864)	£ (108,864)
Owed from balance	£ (108,864)		£ (108,864)
Other Entities [Member] | LJ Maple Hamlet Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		(66,937)	£ (66,937)
Owed from balance	£ (66,937)		£ (66,937)
Other Entities [Member] | LJ Maple Circus Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		(25,228)	£ (25,228)
Owed from balance	£ (25,228)		£ (25,228)
Other Entities [Member] | LJ Maple Duke Limited [Member] | Cash Advances [Member]
Related Party Transaction [Line Items]
Nature of RPT	Cash advances		Cash advances
Transaction value		(1,618)	£ (1,618)
Owed from balance	£ (1,618)		£ (1,618)
Other Entities [Member] | Stratford Corporate Trustees Ltd [Member] | Expenses Receivable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses receivable		Expenses receivable
Transaction value	£ 54,560	70,742		21,000
Owed from balance			£ 21,000	21,000
Other Entities [Member] | Lepe Partners LLP [Member] | Expenses Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT	Expenses payable		Expenses payable
Transaction value		£ (195)	£ 342	(6,080)
Owed from balance				(6,080)
Other Entities [Member] | Wyndham Capital Management Limited [Member] | Fees Payable [Member]
Related Party Transaction [Line Items]
Nature of RPT			Fees payable
Transaction value				£ (350,249)	£ (348,125)